Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of other comprehensive income
Revenue from services	R$ 2,853,141	R$ 2,320,495	R$ 2,662,893
Costs of services	(1,758,858)	(1,426,192)	(1,086,511)
Gross profit	1,094,283	894,303	1,576,382
Selling, General and Administrative expenses	(444,281)	(348,540)	(440,668)
Other expenses, net	(95,523)	(55,769)	(109,679)
Operating profit	554,479	489,994	1,026,035
Finance income, net	8,529	6,193	73,826
Profit before income taxes	563,008	496,187	1,099,861
Current income tax and social contribution	(36,551)	(127,984)	(330,012)
Deferred income tax and social contribution	(50,533)	(7,190)	24,183
Net income for the year	475,924	361,013	794,032
Participation of non-controlling shareholders	267	0	0
Net income attributable to controlling shareholders	R$ 476,191	R$ 361,013	R$ 794,032
Basic and diluted earnings per share for profit attributable to common shareholders (in R$)	R$ 0.24	R$ 0.19	R$ 0.43
Basic and diluted earnings per share for profit attributable to preferred shareholders (in R$)	R$ 0.27